Intangible assets, net	6 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

9. Intangible assets, net

Intangible assets consisted of the following:

	As of
	September 30, 2024	March 31, 2024
Software	$6,494,918	$5,433,967
Courseware	29,854,061	29,485,462
Copyrights	11,036,333	11,880,830
	47,385,312	46,800,259
Less: accumulated amortization	(39,295,633)	(38,810,461)
Less: impairment	(8,089,679)	(7,989,798)
Intangible assets, net	$—	$—

For the six month periods ended September 30, 2024 and 2023, the Group had no pledged intangible assets.

Due to the significant deterioration in general economic conditions during the year ended March 31, 2024, the Company recognized full impairment for the intangible assets related to vocational education for a total amount of $7,989,798. Subsequent to March 31, 2024, no additional impairment was recorded to intangible assets for the six months ended September 30, 2024, while the slight change was due to foreign currency fluctuation.

Additions to intangible assets for the six month periods ended September 30, 2024 and 2023 were both nil. There were no disposals of intangible assets for the six months ended September 30, 2024 and 2023.

Amortization expenses were $0 and $35,032 for the six months periods ended September 30, 2024 and 2023, respectively.